SCHEDULE OF UNOBSERVABLE FOR ASSETS OR LIABILITY (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	1,384	1,709
Derivatives [member]
IfrsStatementLineItems [Line Items]
Total	1,381	1,707
Warrants [member]
IfrsStatementLineItems [Line Items]
Total	3	2
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total	3	2
Level 1 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Total
Level 1 of fair value hierarchy [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Total	3	2
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total
Level 2 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Total
Level 2 of fair value hierarchy [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Total
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total	1,381	1,707
Level 3 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Total	1,381	1,707
Level 3 of fair value hierarchy [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Total